Manufacturing rebate receivable (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)
Increase Decrease In Manufacturing Rebate Receivable	$ (2,374,720)	$ (1,563,840)	$ 644,959
Manufacturing Rebate Receivables		$ 7,746,116			¥ 37,542,315	$ 5,755,237
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Sixteen					13,200,000	2,023,560
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Seventeen					19,906,560	3,051,676
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Eighteen					¥ 4,435,755	$ 680,001
Suzhou E-Motor [Member]
Number of Qualified Electric Buses Sold				0
Increase Decrease In Manufacturing Rebate Receivable				$ 0
Manufacturing Rebate Receivables			$ 6,000				$ 29,400